INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS
Intangible assets, net
The table that follows presents the major components of intangible assets as of March 30, 2013 and December 31, 2012:

(amounts in thousands)	Average amortization period (in years)	Cost	Accumulated amortization	Net carrying value
As of March 30, 2013:
Patents	14	$12,770	$(8,543)	$4,227
Trademarks/Tradenames	14	85,669	(62,554)	23,115
Customer relationships	13	158,158	(96,071)	62,087
Other		2,647	(1,923)	724
Total intangible assets	13	$259,244	$(169,091)	$90,153
As of December 31, 2012:
Patents	14	$12,770	$(8,308)	$4,462
Trademarks/Tradenames	11	85,669	(61,737)	23,932
Customer relationships	13	158,158	(93,025)	65,133
Other		2,647	(1,818)	829
Total intangible assets	13	$259,244	$(164,888)	$94,356

Estimated amortization expense for the fiscal years 2013 through 2017 is shown in the following table:

(amounts in thousands)	Amortization expense

2013 (remainder of year)	$12,475
2014	15,248
2015	14,799
2016	14,156
2017	10,420

Intangible assets
The table that follows presents the major components of intangible assets as of December 31, 2012 and 2011:

(amounts in thousands)	Average amortization period (in years)	Cost	Accumulated amortization	Net carrying value
As of December 31, 2012:
Patents	14	$12,770	$(8,308)	$4,462
Trademarks/Tradenames	11	85,669	(61,737)	23,932
Customer relationships	13	158,158	(93,025)	65,133
Other		2,647	(1,818)	829
Total intangible assets	13	$259,244	$(164,888)	$94,356
As of December 31, 2011:
Patents	14	$12,770	$(7,361)	$5,409
Trademarks/Tradenames	11	85,644	(48,296)	37,348
Customer relationships	13	158,158	(80,851)	77,307
Other		2,503	(1,419)	1,084
Total intangible assets	13	$259,075	$(137,927)	$121,148

Amortization expense related to these intangible assets for the years ended December 31, 2012, 2011, and 2010 was approximately $26.9 million, $26.7 million, and $27.1 million, respectively. Estimated amortization expense for the fiscal years 2013 through 2017 is shown in the following table:

(amounts in thousands)	Amortization expense

2013	$16,677
2014	15,248
2015	14,799
2016	14,156
2017	10,420

During the year ended December 31, 2010, the Company decreased the remaining useful life of certain trademarks in the Windows and Doors segment to three years (applied prospectively) as a result of future marketing plans regarding the use of these trademarks. For each of the years ended December 31, 2012, December 31, 2011, and December 31, 2010, the Company incurred approximately $7.4 million of increased amortization expense compared to the year ended December 31, 2009, primarily as a result of this decrease in useful life. As of December 31, 2012 these specific trademarks are fully amortized.